Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 852,037	$ 801,780
Impairment loss recognised in profit or loss, goodwill	852,037
Clear RF LLC [Member]
Goodwill [Line Items]
Goodwill	50,257
Impairment loss recognised in profit or loss, goodwill	50,257
Signifi Mobile Inc. [Member]
Goodwill [Line Items]
Goodwill	$ 801,780